Pension and Other Retirement Plans - Amounts of Net Periodic Benefit Cost for Other Post Retirement Plans Applicable to Continuing and Discontinued Operations (Details) - Other Postretirement Plans - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Successor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost (credit)		$ 476	$ 1,772	$ 2,553
Successor | Continuing Operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost (credit)		476	605	556
Successor | Discontinued Operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost (credit)		$ 0	$ 1,167	$ 1,997
Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost (credit)	$ 0